KEY MANAGEMENT PERSONNEL'S REMUNERATION - Bands of remuneration and related number of members of other key management personnel (excluding Directors) (Details) - Other key management personnel (excluding Directors) [member] - employee
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Number of employees	12	10	10
Nil to RMB 2,000,000 [member]
Disclosure of transactions between related parties [line items]
Number of employees	12	10	10